RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2023	2022	2021
Salaries and short-term benefits	$2.0	$2.7	$3.2
Share-based compensation	1.5	0.5	(1.3)
Termination and other long-term benefits	0.1	0.6	0.9
	$3.6	$3.8	$2.8

Schedule of transactions between related parties

Operating transactions

	2023	2022	2021
Ultimate parent and parent corporation
Revenues	$0.4	$0.4	$0.4
Purchase of goods and services	2.6	10.2	10.2
Operating expenses recovered	(1.8)	(2.0)	(2.3)

Corporations under common control
Revenues	4.1	4.7	5.3
Purchase of goods and services	147.5	112.3	109.7
Operating expenses recovered	0.2	(0.7)	0.4

Other affiliated corporations
Purchase of goods and services	30.5	21.9	10.6
Acquisition of property, plant and equipment and intangible assets	11.0	8.6	4.6

Accounts receivable from affiliated corporations

	2023	2022
Ultimate parent and parent corporation
Accounts receivable	$3.5	$2.4
Dividends receivable	—	5.0
Interest receivable	14.5	2.6

Corporations under common control
Accounts receivable	7.1	3.6
	$25.1	$13.6

Accounts payable to affiliated corporations

	2023	2022
Ultimate parent and parent corporation
Accounts payable	$36.8	$55.4
Interest payable	—	5.0

Corporations under common control
Accounts payable	54.2	35.1
	$91.0	$95.5

Schedule of tax consolidation transactions

	2023	2022
Investment in an affiliated corporation[1]	$—	$1,595.0
Subordinated loan from the parent corporation[2]	—	(1,595.0)
1	Investment in 1,595,000 preferred shares, Series C, of 9346-9963 Quebec Inc., a subsidiary of Quebecor Media Inc., carrying the right to receive an annual dividend of 9.6%, payable semi-annually.
2	Subordinated loan of $1,595.0 million from Quebecor Media Inc., bearing interest at a rate of 9.5%, payable semi-annually.